Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of changes in other provisions [abstract]
Balance at the beginning	$ 172	$ 405
Increase (decrease) in provisions	(30)	(233)
Balance at the end	$ 142	$ 172